Long-Term Debt and Other Financial Liabilities, Squire Alpha Bank Loan Facility (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Installment Prepayment	Dec. 31, 2020 USD ($)	Nov. 04, 2015 USD ($)
Senior Long-Term Debt [Abstract]
Balance outstanding	$ 218,551	$ 173,289
Squire Alpha Bank Loan Facility [Member]
Senior Long-Term Debt [Abstract]
Borrowing capacity			$ 33,750
Maturity date	Dec. 31, 2022
Number of prepayments | Prepayment	2
Number of consecutive payment installments | Installment	8
Installment payment	$ 919
Balloon payment	14,975
Installment prepayment	$ 500
Term of moving average balance	30 days
Moving average balance	$ 500
Amendment fee		$ 75
Squire Alpha Bank Loan Facility [Member] | Minimum [Member]
Senior Long-Term Debt [Abstract]
Ratio of market value of Squireship to total facility outstanding for 2020	1
Ratio of market value of Squireship to total facility outstanding for 2021	1.10
Ratio of market value of Squireship to total facility outstanding until maturity	1.15
Squire Alpha Bank Loan Facility [Member] | LIBOR [Member]
Senior Long-Term Debt [Abstract]
Margin on variable rate	3.50%